CONSOLIDATED FINANCIAL STATEMENT DETAILS - Accumulated Amortization and Depreciation (Details) - Vimeo Inc. - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Right-of-use assets included in other non-current assets	$ 4,899	$ 4,727
Leasehold improvements and equipment	822	712	$ 1,249
Intangible assets with definite lives	$ 35,733	$ 33,846	$ 19,102